RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 0	$ 5,186,623	$ 813,536
Related Party Transaction Two [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	2,515,520	1,627,075
Related Party Transaction Three [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	1,297,391	4,159,157	5,694,761
Related Party Transaction Four [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	14,806,378
Related Party Transaction Five [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	70,635,721	32,348,999	4,881,224
Related Party Transaction Six [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	12,323,428	0
Related Party Transaction Seven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	1,627,075
Related Party Transaction Eight [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	3,254,149
Related Party Transaction Nine [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	2,515,520	1,627,075
Related Party Transaction Ten [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	28,542,598	7,702,143	0
Related Party Transaction Eleven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	2,162,318	1,540,429	0
Related Party Transaction Twelve [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	59,824,131	16,944,714	15,457,208
Related Party Transaction Thirteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 7,207,727	$ 34,081,982	$ 21,314,676